SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Short-Term Municipal Trust for the six-month period ended December 31, 1999. The report begins with an investment review by the fund's portfolio manager, Jeffrey
A. Kozemchak, Senior Vice President, Federated Investment Management Company, followed by a complete listing of portfolio holdings and the financial statements for the fund's Institutional Shares and Institutional Service Shares.

On behalf of its shareholders, the fund pursues monthly income free from federal regular income tax through a portfolio of high-quality, short-term municipal securities. 1

During the six-month reporting period, tax-free dividends paid to shareholders totaled $0.21 per share for Institutional Shares and $0.20 per share for Institutional Service Shares. Total return was 0.93% for Institutional Shares and 0.80% for Institutional Service Shares in a rising rate environment that saw the net asset value of both share classes decline from $10.20 on the first day of the period to $10.08 on the last day of the period. 2 Fund net assets totaled $213.4 million on December 31, 1999.

Thank you for participating in tax-free income opportunities through Federated Short-Term Municipal Trust. As always, we welcome your questions, comments or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson

President

February 15, 2000

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Commentary from the fund's portfolio manager, Jeffrey A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

PERFORMANCE

For the six-month reporting period ended December 31, 1999, Federated Short-Term Municipal Trust produced a total return of 0.93% 1 for Institutional Shares (IS) and 0.80%1 for Institutional Service Shares (SS). For the 12-month period ended December 31, 1999, the fund produced total returns of 1.48% (IS) and 1.23%
(SS).2 These one-year total returns are equivalent to pre-tax equivalent returns of 4.22% (IS) and 3.80% (SS) for investors in the highest federal tax bracket.

Nonetheless, the fund is managed predominately for tax-exempt income, with the goal of minimal fluctuation of principal value. Accordingly, the largest contribution to total return will consist of tax-exempt income to the shareholder. At the end of the reporting period, the fund produced 30- day SEC yields 3 of 4.25% (IS) and 4.00% (SS) and 30-day distribution rates4 of 4.26%
(IS) and 4.01% (SS). These rates are equivalent to taxable equivalent distribution rates of 7.05% (IS) and 6.64% (SS) for investors in the highest federal tax bracket.

MARKET

The short-term municipal bond market in 1999 had what can only be characterized as a very difficult year, the worst since 1994, as interest rates rose over 100 basis points on the short-term part of the yield curve (2-3 years). However, despite the rise in interest rates and the small decline in the fund's net asset value, the fund's incremental income advantage over money market funds partially offset the price decline, and the fund only marginally under-performed tax-free and taxable money funds (pre-tax comparison) over the calendar year 1999.

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly in Asia, and calmer foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases and the rapid pace of growth. As the year progressed, the Fed became increasingly concerned with potential inflationary pressures from tighter labor markets and rising equity wealth. For the most part, inflationary forces remained tame in 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three interest rate increases, in part to reverse the effects of the three rate cuts in the fall of 1998. The Fed cited constrained labor markets, strong domestic growth, and the need to be pre-emptive against rising wage demands that were likely to materialize. The moves came in June, August and November of 1999; each time, the Fed voted to raise the federal funds target rate by a quarter point, bringing the rate to 5.50% at the end of the reporting period.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 For the five-year and ten-year periods ended December 31, 1999, IS produced average annual total returns of 4.56% and 4.56%, respectively. For the five-year and since-inception (9-1-93) periods, SS produced average annual total returns of 4.30% and 3.56%, respectively.

3 The 30-day SEC Yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is then compounded and annualized.

4 The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.

Interest rates in the short-term municipal market reflected the Fed's interest rate moves to slow the economy. The yield on 3-year "AA" municipal bonds (a proxy for the fund) rose about 40 basis points over the six-month reporting period and bond prices declined in value. Yields began the reporting period at 4.25%, but fell to a period low of 4.10% in late July. In August, yields began a slow but steady ascent and then moved sharply higher in December to reach 4.60%. Because yields rose over the reporting period, the fund's net asset value per share (NAV) declined, although not as much as intermediate-to-longer maturity bond funds. The NAV decreased from $10.20 per share to $10.08 per share, a decline of less than 1.20%.

STRATEGY

Over the six-month reporting period, two-year municipal bonds exhibited less price and yield volatility than comparable U.S. Treasury notes while providing an attractive after-tax income advantage for those investors at marginal federal tax rates of 31% or higher. During the reporting period, yields on two-year "AA" municipal bonds as a percentage of Treasuries averaged close to 72%, but ranged from 70% to 74%. A higher ratio means that municipal bonds are more attractive from an after-tax income viewpoint. Yield ratios of 69% or higher show the attractiveness of municipal bonds for income-oriented investors at federal tax rates of 31% or above.

Security selection has concentrated on credit quality. Credit spreads have widened in specific sectors of the municipal bond market over the last half of 1999. However, credit spreads remain tight by historical standards and lower quality bonds are still hampered by liquidity issues. The fund continues to emphasize the highest quality instruments, with over 80% of the assets at the end of the reporting period invested in issues rated "A" or better. We continue to look for securities with favorable liquidity characteristics and structural features. Call protection and coupon selection are important determinants of how a bond will perform as interest rates vary.

Management continues to add value by purchasing bonds in attractive sectors and through yield curve management. The municipal short-term yield curve (bonds with maturities between one and five years) remains much steeper than the comparable maturity Treasury curve. From a relative value standpoint, bonds with maturities from two to three years offer both value as well as downside protection in a rising interest rate environment.

At the end of reporting period, net assets of the fund were over $213 million. Over the six-month reporting period, the weighted average portfolio duration declined from 2.31 years to 1.99 years. In this rising interest rate environment, management emphasized the greater price stability of shorter maturity (two-three year) bonds as well as liquidity and quality. Despite the maturities of high coupon bonds in the portfolio, management was able to take advantage of market opportunities to slightly improve the fund's distribution yield over the reporting period.

Portfolio of Investments

DECEMBER 31, 1999 (UNAUDITED)




PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                 SHORT INTERMEDIATE
                 MUNICIPAL SECURITIES--
                 100.6% 2
                 ALABAMA--4.4%

  $  1,000,000   Alabama State Docks
                 Department, Docks
                 Facilities Refunding
                 Revenue Bonds, 5.25% (MBIA
                 INS), 10/1/2000                    AAA      $   1,008,930
     1,000,000   Alabama State Docks
                 Department, Docks
                 Facilities Refunding
                 Revenue Bonds, 5.25% (MBIA

                 INS), 10/1/2001                    AAA          1,013,000
     1,855,083   Birmingham, AL, Fire
                 Equipment Lease Obligation

                 No. 2, 5.60%, 11/5/2004             NR          1,841,689
     3,500,000   Hoover, AL Board of
                 Education, Warrant
                 Anticipation Notes
                 (Series 1999-B), 4.25%,

                 2/1/2001                            NR          3,494,750
     2,000,000   Selma, AL IDB, Annual
                 Tender PCR Refunding Bonds
                 (Series 1993B), 3.95% TOBs
                 (International Paper Co.),
                 Optional Tender 7/15/2000

                 (@100)                            BBB+          1,997,860
                 TOTAL                                           9,356,229
                 ARKANSAS--0.6%

     1,290,000   Arkansas Development

                 Finance Authority, SFM

                 Revenue Bonds (Series

                 1997A-R), 6.50% (MBIA
                 INS), 2/1/2011                     AAA          1,327,591
                 CALIFORNIA--7.9%

    12,500,000   Los Angeles, CA Wastewater
                 System, Revenue Bonds
                 (Series D), 6.70% (MBIA
                 INS)/(United States
                 Treasury PRF)/(Original
                 Issue Yield: 6.769%),
                 12/1/2000 (@102)                   AAA         13,056,000
     3,820,000   San Bernardino County, CA,
                 SFM Revenue Bonds
                 Mortgage-Backed Securities

                 Program, 4.875%, 5/1/2015          AAA          3,786,384
                 TOTAL                                          16,842,384
                 COLORADO--3.6%

     4,375,000   Arvada, CO Urban Renewal
                 Authority, Revenue
                 Refunding Bonds (Series
                 1997A), 5.25% (MBIA INS),

                 9/1/2002                           AAA          4,441,150
       985,000   Colorado HFA, SFM Revenue
                 Bond, (Series C-1), 7.65%,
                 12/1/2025                          Aa2          1,059,101
       915,000   Colorado HFA, SFM Revenue
                 Bonds (Series 1997C-3),
                 4.80%, 11/1/2016                   Aa2            914,524
       445,000   Colorado HFA, Single
                 Family Program Senior
                 Bonds (Series 1998C-2),

                 4.50%, 11/1/2005                   Aa2            435,659
       235,000   Colorado HFA, Single
                 Family Program Subordinate
                 Bonds (Series 1998B),

                 4.625%, 11/1/2005                   A1            230,387
       650,000   Denver (City & County), CO,
                 Airport Special Facilities
                 Revenue Bonds (Series
                 1999A), 5.00% (Rental Car
                 Projects)/(MBIA INS),

                 1/1/2001                           AAA            654,563
                 TOTAL                                           7,735,384
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                 SHORT INTERMEDIATE
                 MUNICIPAL SECURITIES--
                 continued 2
                 CONNECTICUT--1.9%

 $   2,000,000   Connecticut State Resource
                 Recovery Authority,
                 Resource Recovery
                 Refunding Revenue Bonds,
                 5.25% (Bridgeport Resco
                 Co.), 1/1/2002                      A2     $    2,015,260
     2,000,000   Connecticut State Resource
                 Recovery Authority,
                 Revenue Bonds (Series A),
                 5.50% (Mid-Conn
                 System)/(MBIA INS),
                 11/15/2003                         AAA          2,058,420
                 TOTAL                                           4,073,680
                 DISTRICT OF COLUMBIA--3.1%
     2,310,000   District of Columbia HFA,
                 SFM Revenue Bonds (Series
                 1998A), 6.25% (GNMA Home
                 Mortgage Program COL),
                 12/1/2028                          AAA          2,369,944
     3,000,000   District of Columbia,
                 Refunding UT GO Bonds
                 (Series 1999B), 5.50%,
                 6/1/2001                           BBB          3,026,700
     1,200,000   District of Columbia,
                 Revenue Bonds (Series
                 1999), 5.30% TOBs (819 7th
                 Street, LLC Issue)/(BB&T
                 Corp. LOC), Mandatory

                 Tender 10/1/2004                     A          1,192,452
                 TOTAL                                           6,589,096
                 FLORIDA--1.6%

     2,000,000   Dade County, FL, Public
                 Improvement Refunding UT
                 GO Bonds, 7.20% (FSA INS),
                 6/1/2001                           AAA          2,075,040
     1,310,000   Florida Housing Finance
                 Corp., Homeowner Mortgage
                 Revenue Bonds, (Series 2),

                 4.75% (MBIA INS), 7/1/2019         AAA          1,291,817
                 TOTAL                                           3,366,857
                 HAWAII--4.6%

     4,660,000   Hawaii State, Highway
                 Revenue Bonds, (Series
                 1998), 5.00% (MBIA INS),
                 7/1/2003                           AAA          4,702,406
     5,000,000   Hawaii State, UT GO Bonds,
                 (Series CN), 6.25% (FGIC
                 LOC), 3/1/2002                     AAA          5,166,350
                 TOTAL                                           9,868,756
                 IDAHO--1.5%

     3,100,000   Boise, ID Industrial
                 Development Corp., Multi-
                 Mode Variable Rate
                 Industrial Development
                 Revenue Bonds (Series
                 1998) Weekly VRDNs
                 (Multiquip Inc.
                 Project)/(Bank of Tokyo-
                 Mitsubishi Ltd. LOC)                A-         3,100,000
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                 SHORT INTERMEDIATE
                 MUNICIPAL SECURITIES--
                 continued 2
                 ILLINOIS--4.8%

 $   1,585,000   Broadview, IL, Tax
                 Increment Financing
                 Revenue Bonds, 4.40%,
                 7/1/2002                            NR     $    1,554,283
       990,000   Chicago, IL SFM Revenue
                 Bonds, (Series A-1), 4.85%
                 (GNMA COL), 3/1/2015               Aaa            971,695
       770,000   Illinois Health Facilities
                 Authority, Adjustable Rate
                 Revenue Bonds, (Series
                 1991B), 5.00% (Highland
                 Park Hospital)/(FGIC INS),

                 10/1/2000                          AAA            774,166
     1,030,000   Illinois Health Facilities
                 Authority, Revenue Bonds
                 (Series 1998), 5.25%
                 (Centegra Health System),
                 9/1/2003                            A-          1,025,015
     1,000,000   Illinois Health Facilities
                 Authority, Revenue
                 Refunding Bonds
                 (Series A), 4.80%
                 (Advocate Health Care
                 Network)/(Original Issue
                 Yield: 4.90%), 8/15/2002            AA            994,870
     2,000,000   Illinois Health Facilities
                 Authority, Revenue
                 Refunding Bonds
                 (Series A), 5.00%
                 (Advocate Health Care

                 Network), 8/15/2003                 AA          1,993,020
     3,000,000   Illinois State, UT GO
                 Bonds, 5.10% (FGIC INS),
                 9/1/2000                           AAA          3,020,190
                 TOTAL                                          10,333,239
                 INDIANA--2.8%

     3,900,000   Indiana Health Facility
                 Financing Authority,
                 Hospital Revenue Bonds
                 (Series 1996A), 4.75%
                 (Clarian Health Partners,
                 Inc.)/(Original Issue
                 Yield: 4.85%), 2/15/2002            AA          3,889,704
     1,130,000   Indiana State HFA, SFM
                 Revenue Bonds,(Series C-
                 3), 4.75%, 1/1/2029                Aaa          1,115,457
       200,000   Portage, IN, Revenue Bonds
                 (Series 1998B) Weekly
                 VRDNs (American Iron Oxide
                 Co. Project)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)          NR            200,000
       800,000   Spencer County, IN, PCR
                 Bonds Weekly VRDNs
                 (American Iron Oxide Co.
                 Project)/(Bank of Tokyo-
                 Mitsubishi Ltd. LOC)                A1            800,000
                 TOTAL                                           6,005,161
                 KANSAS--1.7%

       955,000   Sedgwick & Shawnee
                 Counties, KS, SFM Revenue
                 Bonds, (Series 1998 A-1),
                 4.70% (GNMA Home Mortgage

                 Program COL), 12/1/2008            Aaa            942,996
     1,925,000   Sedgwick & Shawnee
                 Counties, KS, SFM Revenue
                 Bonds, (Series 1998 A-1),
                 5.00% (GNMA Home Mortgage

                 Program COL), 6/1/2013             Aaa          1,875,720
       855,000   Sedgwick & Shawnee
                 Counties, KS, SFM Revenue
                 Bonds (Series 1997A-2),
                 4.90% (GNMA Home Mortgage

                 Program COL), 6/1/2016             Aaa            843,868
                 TOTAL                                           3,662,584
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                 SHORT INTERMEDIATE
                 MUNICIPAL SECURITIES--
                 continued 2
                 KENTUCKY--0.5%

 $   1,155,000   Jefferson County, KY, UT GO
                 Trust Certificates, 5.25%,
                 3/1/2000                            A+     $    1,156,871
                 LOUISIANA--9.3%
     2,200,000   Lake Charles, LA Harbor &
                 Terminal District, Port
                 Facilities Revenue
                 Refunding Bond, Trunkline
                 Lining Co. Project, 7.75%
                 (Panhandle Eastern Corp.),
                 8/15/2022                           A3          2,373,580
     2,000,000   Louisiana Agricultural
                 Finance Authority, Revenue
                 Bonds, 5.20% (Louisiana
                 Pacific Corporation
                 Project)/(Hibernia
                 National Bank LOC),
                 5/1/2004                            A3          1,973,960
     4,000,000   Louisiana PFA, Health &
                 Education Capital
                 Facilities Revenue Bonds
                 (Series A), 5.00% TOBs
                 (AMBAC INS), Mandatory

                 Tender 6/1/2002 (@100)             AAA          4,006,120
     7,000,000   Louisiana State, Refunding
                 GO Bonds (Series 1996A),
                 6.00% (FGIC INS), 8/1/2000         AAA          7,077,770
     2,500,000   St. Charles Parish, LA, PCR
                 Refunding Bonds (Series
                 1999-C), 5.35% TOBs
                 (Entergy Louisiana, Inc.),
                 Mandatory Tender 10/1/2003
                 (@100)                            BBB-          2,491,575
     2,000,000   St. Charles Parish, LA, PCR
                 Refunding Bonds (Series
                 1999A), 4.85% TOBs
                 (Entergy Louisiana, Inc.),
                 Mandatory Tender 6/1/2002
                 (@100)                            BBB-          1,977,520
                 TOTAL                                          19,900,525
                 MASSACHUSETTS--1.2%
     2,495,000   Massachusetts HEFA,
                 Revenue Bonds (Series
                 1999A), 5.25% (Caritas
                 Christi Obligated Group),
                 7/1/2004                           BBB          2,455,629
                 MICHIGAN--3.1%
     1,000,000   Michigan State Building
                 Authority, Revenue Bonds
                 (Series II), 6.25% (AMBAC
                 INS)/(Original Issue

                 Yield: 6.35%), 10/1/2000           AAA          1,016,460
       925,000   Michigan State Hospital
                 Finance Authority,
                 Hospital Revenue &
                 Refunding Bonds (Series
                 1998A), 4.60% (Hackley
                 Hospital Obligated Group),
                 5/1/2003                            A3            900,219
     1,005,000   Michigan State Hospital
                 Finance Authority,
                 Hospital Revenue &
                 Refunding Bonds (Series
                 1998A), 4.70% (Hackley
                 Hospital Obligated Group),
                 5/1/2004                            A3            970,247
       820,000   Michigan State Hospital
                 Finance Authority, Revenue
                 & Refunding Bonds (Series
                 1998A), 4.40% (McLaren
                 Health Care
                 Corp.)/(Original Issue
                 Yield: 4.45%), 6/1/2004             A1            788,996
     3,000,000   Michigan Underground
                 Storage Tank Financial
                 Assurance Authority,
                 Revenue Refunding Bonds
                 (Series I), 5.00%,
                 5/1/2001                           AAA          3,022,560
                 TOTAL                                           6,698,482
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                 SHORT INTERMEDIATE
                 MUNICIPAL SECURITIES--
                 continued 2
                 MISSISSIPPI--0.8%
 $     840,000   Mississippi Home Corp.,
                 SFM Revenue Bonds (Series

                 1998A-4), 5.125% (GNMA

                 Home Mortgage Program

                 COL), 12/1/2017                    Aaa     $      835,582
       900,000   Mississippi Home Corp.,
                 SFM Revenue Bonds (Series
                 1998A), 5.25% (GNMA Home
                 Mortgage Program COL),
                 12/1/2018                          Aaa            893,772
                 TOTAL                                           1,729,354
                 MISSOURI--1.0%

     2,000,000   Springfield, MO State
                 Highway Improvement Corp.,
                 Transportation Revenue
                 Bonds (Series 1997), 5.25%
                 (AMBAC INS), 8/1/2001              AAA          2,023,660
                 NEW HAMPSHIRE--1.4%
     3,000,000   New Hampshire Business
                 Finance Authority, PCR
                 Refunding Bonds, 4.55%
                 TOBs (United Illuminating
                 Co.), Mandatory Tender

                 2/1/2004 (@100)                   BBB+          2,876,280
                 NEW MEXICO--0.9%
     1,820,000   Santa Fe Solid Waste
                 Management Agency, NM,
                 Facility Revenue Bonds
                 (Series 1996), 5.00%,
                 6/1/2003                            NR          1,815,850
                 NEW YORK--6.1%
     2,500,000   Nassau County, NY, General
                 Improvement UT GO Bonds
                 (Series 1999D), 5.25% (FSA

                 INS), 9/1/2003                     Aaa          2,542,700
     3,200,000   New York City, NY
                 Transitional Finance
                 Authority, (Series 1998A-
                 1) Weekly VRDNs (Morgan
                 Guaranty Trust Co., New

                 York LIQ)                           AA          3,200,000
     4,000,000   New York City, NY, UT GO
                 Bonds (Series 1991B),
                 7.50% (Original Issue
                 Yield: 7.70%), 2/1/2003             A-          4,252,520
     2,975,000   New York State Mortgage
                 Agency, Homeowner Mortgage
                 Revenue Bonds, Series 71,
                 4.75%, 10/1/2021                   Aa2          2,950,486
                 TOTAL                                          12,945,706
                 NORTH CAROLINA--2.4%
     2,710,000   North Carolina HFA, SFM
                 Revenue Bonds (Series

                 1997TT), 4.90%, 9/1/2024            AA          2,692,927
     1,300,000   Person County, NC
                 Industrial Facilities &
                 PCFA Daily VRDNs (Carolina
                 Power & Light
                 Co.)/(SunTrust Bank,
                 Atlanta LOC)                       Aa3         1,300,000
     1,100,000   Wake County, NC Industrial
                 Facilities & PCFA, (Series
                 1990B) Daily VRDNs
                 (Carolina Power & Light
                 Co.)/(Bank of New York, New

                 York LOC)                          AA-          1,100,000
                 TOTAL                                           5,092,927
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                 SHORT INTERMEDIATE
                 MUNICIPAL SECURITIES--
                 continued 2
                 OHIO--6.9%

 $   1,000,000   Cincinnati City School
                 District, OH, Tax
                 Anticipation Notes
                 (Series A), 5.50% (AMBAC
                 INS), 12/1/2000                    AAA     $    1,013,310
     1,800,000   Cuyahoga County, OH
                 Hospital Authority,
                 (Series 1997 D) Daily VRDNs
                 (Cleveland Clinic)/(Bank

                 of America, N.A. LIQ)              AA-          1,800,000
     3,000,000   Hamilton County, OH, Local
                 Cooling Facilities Revenue
                 Bonds (Series 1998), 4.90%
                 TOBs (Trigen-Cinergy
                 Solutions of Cincinnati
                 LLC)/(Cinergy Corp. GTD),
                 Mandatory Tender 6/1/2004
                 (@100)                            BBB+          2,902,200
     1,610,000   Knox County, OH, Hospital
                 Facilities Revenue
                 Refunding Bonds (Series
                 1998), 4.20% (Knox
                 Community Hospital)/(Asset
                 Guaranty INS)/(Original
                 Issue Yield: 4.30%),
                 6/1/2003                            AA          1,559,832
     1,750,000   Knox County, OH, Hospital
                 Facilities Revenue
                 Refunding Bonds (Series
                 1998), 4.30% (Knox
                 Community Hospital)/(Asset
                 Guaranty INS)/(Original
                 Issue Yield: 4.40%),
                 6/1/2004                            AA          1,679,685
     1,030,000   Ohio HFA, Residential
                 Mortgage Revenue Bonds
                 (Series 1997D-1), 4.85%
                 (GNMA Home Mortgage

                 Program COL), 3/1/2015             AAA          1,016,765
     1,960,000   Ohio HFA, Residential
                 Mortgage Revenue Bonds
                 (Series 1998A-1), 4.60%
                 (GNMA Home Mortgage

                 Program COL), 9/1/2026             AAA          1,930,561
       900,000   Ohio State Air Quality
                 Development Authority,
                 (Series B) Daily VRDNs
                 (Cincinnati Gas and
                 Electric Co.)/(Canadian
                 Imperial Bank of Commerce

                 LOC)                               AA-            900,000
     2,000,000   Ohio State Air Quality
                 Development Authority,
                 Revenue Bonds (Series B)
                 Daily VRDNs (Cincinnati
                 Gas and Electric
                 Co.)/(J.P. Morgan
                 Delaware, Wilmington LOC)          AAA          2,000,000
                 TOTAL                                          14,802,353
                 OKLAHOMA--2.5%

     3,985,000   Oklahoma HFA, SFM Revenue
                 Bonds (Series 1998D-2),
                 6.25% (GNMA Home Mortgage

                 Program COL), 9/1/2029             Aaa          4,177,436
     1,055,000   Washington County, OK
                 Medical Authority,
                 Hospital Revenue Bonds
                 (Series 1996A), 4.75%
                 (Jane Phillips Medical
                 Center)/(AMBAC
                 INS)/(Original Issue
                 Yield: 4.90%), 11/1/2001           AAA          1,058,017
                 TOTAL                                           5,235,453
                 OREGON--0.9%

     2,000,000   Oregon State Department of
                 Transportation, Regional
                 Light Rail Revenue Bond,
                 Westside Project, 5.50%
                 (MBIA INS), 6/1/2000               AAA          2,012,180
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                 SHORT INTERMEDIATE
                 MUNICIPAL SECURITIES--
                 continued 2
                 PENNSYLVANIA--6.9%

 $   4,000,000   Allegheny County, PA, UT GO
                 Bonds (Series C-49),
                 5.00%, 4/1/2004                    AAA     $    4,033,960
     5,000,000   Montgomery County, PA IDA,
                 PCR Refunding Bonds
                 (Series 1999A), 5.20% TOBs
                 (Peco Energy Co.),
                 Mandatory Tender 10/1/2004
                 (@100)                            BBB+          4,947,850
       500,000   Philadelphia, PA IDA,
                 Airport Revenue Bonds,
                 (Series 1998A), 4.50%
                 (Philadelphia Airport
                 System)/(FGIC INS),
                 7/1/2003                           AAA            492,615
     3,773,821   Philadelphia, PA Municipal
                 Authority, Equipment
                 Revenue Bonds (Series
                 1997A), 5.297%
                 (Philadelphia, PA Gas
                 Works)/(AMBAC INS),
                 10/1/2004                          AAA          3,808,464
     1,500,000   Southeastern, PA
                 Transportation Authority,
                 Special Revenue Bonds,
                 5.25% (FGIC INS), 3/1/2001         AAA          1,515,750
                 TOTAL                                          14,798,639
                 RHODE ISLAND--1.3%
       950,000   Central Falls Detention
                 Facility Corporation, RI,
                 Detention Facility Revenue
                 Refunding Bonds (Series
                 1998A), 4.10% (Donald W.
                 Wyatt Detention
                 Facility)/(Asset Guaranty
                 INS), 1/15/2003                     AA            920,645
       990,000   Central Falls Detention
                 Facility Corporation, RI,
                 Detention Facility Revenue
                 Refunding Bonds (Series
                 1998A), 4.20% (Donald W.
                 Wyatt Detention
                 Facility)/(Asset Guaranty
                 INS), 1/15/2004                     AA            949,083
     1,035,000   Central Falls Detention
                 Facility Corporation, RI,
                 Detention Facility Revenue
                 Refunding Bonds (Series
                 1998A), 4.30% (Donald W.
                 Wyatt Detention
                 Facility)/(Asset Guaranty
                 INS), 1/15/2005                     AA            983,271
                 TOTAL                                           2,852,999
                 TEXAS--6.9%

     5,000,000   Alliance Airport Authority
                 Inc., TX, Special
                 Facilities Revenue Bonds,
                 7.50% (American Airlines
                 Inc.)/(Original Issue

                 Yield: 8.00%), 12/1/2029          BBB-          5,156,000
     1,000,000   Brazos River Authority,
                 TX, Revenue Refunding
                 Bonds (Series 1999C),
                 5.20% TOBs (Reliant
                 Energy, Inc.), Mandatory

                 Tender 12/1/2002 (@100)           BBB+            995,950
     2,000,000   Fort Worth, TX, Refunding
                 LT GO Bonds (Series A),
                 5.10% (Original Issue
                 Yield: 5.20%), 3/1/2000             AA          2,003,460
     2,500,000   Harris County, TX HFDC,
                 Hospital Revenue Bonds,
                 (Series 1997A), 5.25%
                 (Memorial Hospital
                 System), 6/1/2002                  AAA          2,528,000
     2,070,000   Lewisville, TX,
                 Combination Contract
                 Revenue & Special
                 Assessment Bonds (Series
                 1997), 4.95% TOBs (Wells
                 Fargo Bank, N.A. LOC),
                 Mandatory Tender 11/1/2003
                 (@100)                             AAA          2,111,980
     2,000,000   Matagorda County, TX
                 Navigation District Number
                 One, PCR Refunding Bonds
                 (Series 1999A), 4.90% TOBs
                 (Central Power & Light
                 Co.), Mandatory Tender
                 11/1/2001                           A-          1,995,020
                 TOTAL                                          14,790,410
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                 SHORT INTERMEDIATE
                 MUNICIPAL SECURITIES--
                 continued 2
                 WASHINGTON--3.7%

 $   1,680,000   Tacoma, WA, Solid Waste
                 Utility Revenue Refunding
                 Bonds (Series 1997B),
                 5.50% (AMBAC INS),
                 12/1/2002                          AAA     $    1,717,867
     3,000,000   Washington State Public
                 Power Supply System,
                 Nuclear Project No. 2
                 Revenue Refunding Bond,
                 (Series 1997B), 5.50%,
                 7/1/2003                           AA-          3,062,580
     3,000,000   Washington State Public
                 Power Supply System,
                 Refunding Revenue Bonds
                 (Nuclear Project No. 2)
                 (Series 1997A), 5.00%,
                 7/1/2001                           AA-          3,018,270
                 TOTAL                                           7,798,717
                 WEST VIRGINIA--0.7%
     1,500,000   Cabell County, WV Board of
                 Education, Refunding UT GO

                 Bonds, 6.00%, 5/1/2001              A+          1,525,950
                 WISCONSIN--5.6%

     6,500,000   Wisconsin HEFA, Revenue
                 Bonds (Series 1996), 5.50%
                 (Gundersen Lutheran)/(FSA
                 INS), 12/1/2000                    AAA          6,572,475
     3,335,000   Wisconsin HEFA, Revenue
                 Bonds (Series 1997), 4.70%
                 (Marshfield Clinic,
                 WI)/(MBIA INS)/(Original
                 Issue Yield: 4.85%),
                 2/15/2002                          AAA          3,327,630
     2,000,000   Wisconsin Housing &
                 Economic Development
                 Authority, Home Ownership
                 Revenue Bonds (Series I),

                 4.15%, 4/1/2001                    AA-          1,992,480
                 TOTAL                                          11,892,585
                 TOTAL INVESTMENTS
                 (IDENTIFIED COST
                 $216,042,502) 3                            $  214,665,531


1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to alternate minimum tax represent 22.7% of the portfolio as calculated based upon total portfolio market value.

3 The cost of investments for federal tax purposes amounts to $216,042,502. The net unrealized depreciation of investments on a federal tax basis amounts to $1,376,971 which is comprised of $429,338 appreciation and $1,806,309 depreciation at December 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($213,369,271) at December 31, 1999.

The following acronyms are used throughout this portfolio:


AMBAC --American Municipal Bond Assurance Corporation COL --Collateralized FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranteed HEFA --Health and Education Facilities Authority HFA --Housing Finance Authority HFDC --Health Facility Development Corporation IDA --Industrial Development Authority IDB --Industrial Development Bond INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit LT --Limited Tax MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PCFA --Pollution Control Finance Authority PFA --Public Facility Authority PRF --Prerefunded SFM --Single Family Mortgage TOBs --Tender Option Bonds UT --Unlimited Tax VRDNs --Variable Rate Demand Notes


See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

DECEMBER 31, 1999 (UNAUDITED)




ASSETS:
Total investments in
securities, at value
(identified and tax cost
$216,042,502)                                   $ 214,665,531
Cash                                                  302,511
Income receivable                                   2,715,598
Receivable for investments
sold                                                  405,000
Receivable for shares sold                            115,851
Prepaid expense                                        31,953
TOTAL ASSETS                                      218,236,444
LIABILITIES:
Payable for investments
purchased                       $ 4,109,236
Payable for shares
redeemed                                341
Income distribution
payable                             747,387
Accrued expenses                     10,209
TOTAL LIABILITIES                                   4,867,173
Net assets for 21,170,272
shares outstanding                              $ 213,369,271
NET ASSETS CONSIST OF:
Paid in capital                                 $ 219,304,988
Net unrealized
depreciation of
investments                                        (1,376,971)
Accumulated net realized
loss on investments                                (4,558,746)
TOTAL NET ASSETS                                $ 213,369,271
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$194,583,545 / 19,306,327
shares outstanding                                     $10.08
INSTITUTIONAL SERVICE
SHARES:
$18,785,726 / 1,863,945
shares outstanding                                     $10.08


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)




INVESTMENT INCOME:
Interest                                                          $   5,106,736
EXPENSES:
Investment adviser fee                           $  438,510
Administrative personnel
and services fee                                     82,644
Custodian fees                                        7,296
Transfer and dividend
disbursing agent fees and
expenses                                             29,132
Trustees' fees                                        5,815
Auditing fees                                         6,577
Legal fees                                            1,436
Portfolio accounting fees                            37,950
Distribution services fee--
Institutional Service
Shares                                               26,311
Shareholder services fee--
Institutional Shares                                247,757
Shareholder services fee--
Institutional Service
Shares                                               26,311
Share registration costs                             22,020
Printing and postage                                  5,632
Insurance premiums                                      805
Miscellaneous                                         4,527
TOTAL EXPENSES                                      942,723
WAIVERS:
Waiver of investment
adviser fee                     $  (127,000)
Waiver of distribution
services fee--Institutional
Service Shares                     (25,259)
Waiver of shareholder
services fee--Institutional
Shares                            (247,757)
Waiver of shareholder
services fee--Institutional
Service Shares                      (1,052)
TOTAL WAIVERS                                      (401,068)
Net expenses                                                            541,655
Net investment income                                                 4,565,081
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on
investments                                                            (333,270)
Net change in unrealized
depreciation of
investments                                                          (2,163,117)
Net realized and
unrealized loss on
investments                                                          (2,496,387)
Change in net assets
resulting from operations                                         $   2,068,694


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




                                SIX MONTHS
                                ENDED               YEAR
                                (unaudited)         ENDED
                                DECEMBER 31,        JUNE 30,
                                1999                1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income            $   4,565,081       $   8,865,617
Net realized gain (loss) on
investments (($333,270)
and $48,744, respectively,
as computed for federal tax
purposes)                             (333,270)           (200,513)
Net change in unrealized
depreciation of
investments                         (2,163,117)         (2,021,010)
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS            2,068,694           6,644,094
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares                (4,150,646)         (8,248,977)
Institutional Service
Shares                                (414,435)           (616,640)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS

TO SHAREHOLDERS                     (4,565,081)         (8,865,617)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              43,827,216         113,101,471
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,699,283           3,922,616
Cost of shares redeemed            (53,653,863)        (87,078,787)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        (8,127,364)         29,945,300
Change in net assets               (10,623,751)         27,723,777
NET ASSETS:
Beginning of period                223,993,022         196,269,245
End of period                    $ 213,369,271       $ 223,993,022


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                   SIX MONTHS

                                      ENDED

                                   (unaudited)

                              DECEMBER 31,       YEAR  ENDED  JUNE 30,
                              1999               1999         1998         1997         1996        1995
NET ASSET VALUE, BEGINNING
OF  PERIOD                          $10.20         $10.29       $10.26       $10.24       $10.28      $10.15
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                 0.21           0.44         0.44         0.44         0.43        0.42
Net realized and
unrealized gain (loss) on
investments                          (0.12)         (0.09)        0.03         0.02        (0.04)       0.13
TOTAL FROM
INVESTMENT OPERATIONS                 0.09           0.35         0.47         0.46         0.39        0.55
LESS DISTRIBUTIONS:
Distributions from net

investment income                    (0.21)         (0.44)       (0.44)       (0.44)       (0.43)      (0.42)
NET ASSET VALUE, END
OF PERIOD                           $10.08         $10.20       $10.29       $10.26       $10.24      $10.28
TOTAL RETURN 1                        0.93%          3.39%        4.68%        4.59%        3.82%       5.52%

RATIOS TO AVERAGE
NET ASSETS:
Expenses                              0.47% 2        0.47%        0.47%        0.46%        0.47%       0.46%
Net investment income                 4.19% 2        4.21%        4.28%        4.30%        4.14%       4.09%
Expense
waiver/reimbursement 3                0.37% 2        0.37%          --           --           --          --
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                     $194,584       $202,226     $184,903     $210,169     $189,467    $217,713
Portfolio turnover                      23%            19%          33%          50%          20%         33%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                   SIX MONTHS

                                      ENDED

                                   (unaudited)

                              DECEMBER 31,  YEAR ENDED  JUNE 30,
                              1999          1999        1998        1997      1996       1995
NET ASSET VALUE, BEGINNING
OF PERIOD                      $10.20        $10.29      $10.26     $10.24     $10.28     $10.15
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.20          0.41        0.42       0.42       0.40       0.39
Net realized and
unrealized gain (loss) on
investments                     (0.12)        (0.09)       0.03       0.02      (0.04)      0.13
TOTAL FROM
INVESTMENT OPERATIONS            0.08          0.32        0.45       0.44       0.36       0.52
LESS DISTRIBUTIONS:
Distributions from net

investment income               (0.20)        (0.41)      (0.42)     (0.42)     (0.40)     (0.39)
NET ASSET VALUE, END
OF PERIOD                      $10.08        $10.20      $10.29     $10.26     $10.24     $10.28
TOTAL RETURN 1                   0.80%         3.13%       4.41%      4.33%      3.56%      5.26%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         0.72% 2       0.72%       0.72%      0.71%      0.72%      0.71%
Net investment income            3.94% 2       3.97%       4.05%      4.05%      3.90%      3.69%
Expense
waiver/reimbursement 3           0.37% 2       0.37%         --         --         --         --
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $18,786       $21,767     $11,367     $6,758     $6,209     $5,223
Portfolio turnover                 23%           19%         33%        50%        20%        33%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

DECEMBER 31, 1999 (UNAUDITED)

ORGANIZATION

Federated Short-Term

Municipal Trust (the "Fund")
is registered under the
Investment Company Act of

1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and ask prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax is necessary.

At June 30, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $3,982,020 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:




EXPIRATION      EXPIRATION
YEAR            AMOUNT
2001            $      25,213
2003                1,189,491
2004                2,597,123
2005                  170,193


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:




                               SIX MONTHS ENDED                   YEAR ENDED
                               DECEMBER 31, 1999                  JUNE 30, 1999
INSTITUTIONAL SHARES:          SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                    4,021,959          $ 40,767,407    8,901,686          $ 91,940,247
Shares issued to
shareholders in payment of
distributions declared           146,301             1,485,065      342,196             3,533,322
Shares redeemed               (4,696,121)          (47,634,073)  (7,376,339)          (76,161,673)
NET CHANGE RESULTING
FROM INSTITUTIONAL SHARE
TRANSACTIONS                    (527,861)         $ (5,381,601)   1,867,543          $ 19,311,896

                               SIX MONTHS ENDED                   YEAR ENDED
                               DECEMBER 31, 1999                  JUNE 30, 1999
INSTITUTIONAL SERVICE
SHARES:                        SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                    301,453            $ 3,059,809     2,051,296          $ 21,161,224
Shares issued to
shareholders in payment of
distributions declared          21,106                214,218        37,712               389,294
Shares redeemed               (593,595)            (6,019,790)   (1,058,494)          (10,917,114)
NET CHANGE RESULTING
FROM INSTITUTIONAL SERVICE
SHARE TRANSACTIONS            (271,036)          $ (2,745,763)    1,030,514          $ 10,633,404
NET CHANGE RESULTING
FROM SHARE TRANSACTIONS       (798,897)          $ (8,127,364)    2,898,057          $ 29,945,300


INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder services fees, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntarily waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended December 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions compiled with Rule 17a-7 under the Act and amounted to $99,148,500 and $81,830,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the reporting period ended December 31, 1999, were as follows:




Purchases     $ 47,325,463
Sales         $ 52,225,630


Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Federated Short-Term Municipal Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 1999

 [Graphic]
 Federated

 Federated Short-Term Municipal Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 313907107

Cusip 313907206

8020108 (2/00)

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